Quarterly Report
January 31, 2023
MFS®  Special Value Trust
MFV-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 53.0%
Aerospace & Defense – 1.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$30,000	$30,038
Bombardier, Inc., 7.125%, 6/15/2026 (n)	33,000	32,921
Bombardier, Inc., 7.5%, 2/01/2029 (n)	25,000	24,976
Moog, Inc., 4.25%, 12/15/2027 (n)	76,000	70,490
TransDigm, Inc., 6.25%, 3/15/2026 (n)	60,000	59,979
TransDigm, Inc., 6.375%, 6/15/2026	40,000	39,499
TransDigm, Inc., 5.5%, 11/15/2027	55,000	52,524
TransDigm, Inc., 4.625%, 1/15/2029	46,000	41,499
		$351,926
Automotive – 1.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$70,000	$69,721
Dana, Inc., 5.375%, 11/15/2027	46,000	43,710
Dana, Inc., 4.25%, 9/01/2030	25,000	21,158
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	61,000	45,801
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	200,000	190,994
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	45,000	33,412
		$404,796
Broadcasting – 1.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$47,000	$35,720
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	110,000	84,593
iHeartCommunications, Inc., 8.375%, 5/01/2027	67,000	60,049
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	55,000	49,087
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)	200,000	164,383
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	69,000	60,823
		$454,655
Brokerage & Asset Managers – 1.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$65,000	$67,065
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	55,000	48,812
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	75,000	71,373
LPL Holdings, Inc., 4%, 3/15/2029 (n)	51,000	45,645
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	29,000	25,393
NFP Corp., 4.875%, 8/15/2028 (n)	50,000	43,637
NFP Corp., 6.875%, 8/15/2028 (n)	56,000	48,421
		$350,346
Building – 2.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$115,000	$104,773
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	49,000	39,414
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	85,000	71,670
Interface, Inc., 5.5%, 12/01/2028 (n)	85,000	71,413
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	40,000	33,259
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	48,000	45,518
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	70,000	69,261
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	45,000	41,086
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	55,000	47,295
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	48,000	44,983
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	76,000	64,970
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	10,000	7,942
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	50,000	45,511
		$687,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.7%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$25,000	$24,008
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	60,000	53,718
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	45,000	42,369
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	35,000	33,282
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	70,000	70,243
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)	20,000	17,250
		$240,870
Cable TV – 4.4%
Cable One, Inc., 4%, 11/15/2030 (n)	$64,000	$52,770
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	40,000	38,122
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	179,000	156,408
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	70,000	59,812
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	75,000	62,479
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	40,000	31,182
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	200,000	147,854
DISH DBS Corp., 7.75%, 7/01/2026	35,000	28,426
DISH DBS Corp., 5.25%, 12/01/2026 (n)	50,000	43,094
DISH DBS Corp., 5.125%, 6/01/2029	40,000	25,436
DISH Network Corp., 11.75%, 11/15/2027 (n)	25,000	25,980
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	70,000	57,707
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	52,000	46,285
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	120,000	112,458
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	200,000	185,800
Videotron Ltd., 5.125%, 4/15/2027 (n)	44,000	42,236
Videotron Ltd., 3.625%, 6/15/2029 (n)	24,000	20,881
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	167,878
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	165,300
		$1,470,108
Chemicals – 1.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$141,750
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	75,000	66,375
Ingevity Corp., 3.875%, 11/01/2028 (n)	69,000	60,478
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	58,000	47,594
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	200,000	174,500
		$490,697
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$40,000	$38,045
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	15,000	13,385
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	65,000	57,195
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	60,000	53,130
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	40,000	38,881
		$200,636
Computer Software - Systems – 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$130,000	$129,057
Fair Isaac Corp., 4%, 6/15/2028 (n)	7,000	6,500
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)	15,000	14,713
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	25,000	26,500
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	97,000	93,289
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	80,000	69,800
Virtusa Corp., 7.125%, 12/15/2028 (n)	45,000	37,800
		$377,659

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.5%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$68,000	$61,370
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		107,000	95,768
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		25,000	26,087
Gates Global LLC, 6.25%, 1/15/2026 (n)		65,000	64,015
Griffon Corp., 5.75%, 3/01/2028		68,000	64,357
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		76,000	60,286
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		42,000	42,826
TriMas Corp., 4.125%, 4/15/2029 (n)		119,000	105,940
			$520,649
Construction – 0.8%
Empire Communities Corp., 7%, 12/15/2025 (n)		$45,000	$40,725
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		30,000	27,450
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		55,000	46,386
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		50,000	44,313
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		69,000	66,931
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		48,000	41,772
			$267,577
Consumer Products – 1.2%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$88,346
Mattel, Inc., 3.375%, 4/01/2026 (n)		$46,000	42,895
Mattel, Inc., 5.875%, 12/15/2027 (n)		39,000	38,903
Mattel, Inc., 6.2%, 10/01/2040		10,000	9,285
Mattel, Inc., 5.45%, 11/01/2041		15,000	12,838
Newell Brands, Inc., 6.375%, 9/15/2027		34,000	34,176
Newell Brands, Inc., 6.625%, 9/15/2029		39,000	39,425
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		55,000	52,539
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		25,000	21,228
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		40,000	32,249
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		45,000	29,584
			$401,468
Consumer Services – 2.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$36,000	$34,659
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		70,000	66,850
ANGI Group LLC, 3.875%, 8/15/2028 (n)		71,000	54,424
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		65,000	54,747
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		113,000	97,722
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		44,000	43,454
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		65,000	62,326
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		60,000	55,186
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		20,000	17,200
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		5,000	4,012
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		40,000	31,102
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		45,000	33,750
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		86,000	72,217
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		49,000	45,213
			$672,862
Containers – 1.6%
ARD Finance S.A., 6.5% (6.5% cash or 7.25% PIK), 6/30/2027 (n)(p)		$200,000	$156,888
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		200,000	166,078
Crown Americas LLC, 5.25%, 4/01/2030		45,000	43,312
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		80,000	76,452
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		70,000	68,386
LABL, Inc., 5.875%, 11/01/2028 (n)		20,000	18,075
			$529,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$81,000	$61,842
Electronics – 0.7%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$30,000	$27,150
Entegris, Inc., 3.625%, 5/01/2029 (n)	27,000	23,026
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	25,000	25,006
Sensata Technologies B.V., 5%, 10/01/2025 (n)	85,000	84,064
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,000	27,158
Synaptics, Inc., 4%, 6/15/2029 (n)	60,000	51,955
		$238,359
Emerging Market Quasi-Sovereign – 0.3%
Petroleos Mexicanos, 6.49%, 1/23/2027	$100,000	$93,901
Emerging Market Sovereign – 0.3%
Republic of Ecuador, 0%, 7/31/2030 (n)	$8,116	$3,449
Republic of Ecuador, 5.5%, 7/31/2030 (n)	37,800	25,109
Republic of Ecuador, 2.5%, 7/31/2035 (n)	99,060	48,205
Republic of Ecuador, 1.5%, 7/31/2040 (n)	45,400	19,055
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	16,240
		$112,058
Energy - Independent – 1.4%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$40,000	$40,904
CNX Resources Corp., 6%, 1/15/2029 (n)	49,000	44,981
CNX Resources Corp., 7.375%, 1/15/2031 (n)	15,000	14,587
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	75,000	69,187
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	65,000	59,537
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	40,000	37,292
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	35,000	32,319
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	5,000	4,997
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	53,000	49,677
SM Energy Co., 6.5%, 7/15/2028	50,000	47,561
Southwestern Energy Co., 8.375%, 9/15/2028	25,000	26,259
Southwestern Energy Co., 5.375%, 3/15/2030	35,000	32,594
Tap Rock Resources LLC, 7%, 10/01/2026 (n)	16,000	15,144
		$475,039
Entertainment – 1.1%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$71,000	$64,610
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	40,000	33,200
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	20,000	20,550
Life Time, Inc., 5.75%, 1/15/2026 (n)	50,000	48,051
Life Time, Inc., 8%, 4/15/2026 (n)	10,000	9,712
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	46,000	39,789
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)	15,000	13,946
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	35,000	30,446
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	65,000	55,900
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	45,000	40,672
		$356,876
Financial Institutions – 1.5%
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$60,000	$56,033
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	132,495	120,913
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	76,000	65,627
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	85,000	78,837
OneMain Finance Corp., 6.875%, 3/15/2025	35,000	34,890
OneMain Finance Corp., 7.125%, 3/15/2026	50,000	49,673
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	81,000	68,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
SLM Corp., 3.125%, 11/02/2026	$25,000	$22,080
		$496,392
Food & Beverages – 2.1%
B&G Foods, Inc., 5.25%, 4/01/2025	$40,000	$36,454
B&G Foods, Inc., 5.25%, 9/15/2027	15,000	12,131
BellRing Brands, Inc., 7%, 3/15/2030 (n)	65,000	64,519
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	192,058
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	70,000	63,087
Performance Food Group Co., 5.5%, 10/15/2027 (n)	70,000	67,375
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	59,000	56,788
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	80,000	70,400
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	80,000	69,779
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	68,610
		$701,201
Gaming & Lodging – 2.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$35,000	$33,273
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	25,000	22,495
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	40,000	34,200
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	43,000	43,753
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	60,000	60,900
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	54,000	52,245
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	90,000	79,930
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	66,000	55,424
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	35,000	30,468
Sands China Ltd., 4.3%, 1/08/2026	200,000	189,710
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	48,000	42,757
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	60,000	56,625
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	25,000	24,869
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	73,000	67,328
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	65,000	58,012
		$851,989
Industrial – 0.4%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$85,000	$75,789
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	76,000	70,418
		$146,207
Insurance - Property & Casualty – 0.6%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$30,000	$28,060
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	40,000	34,215
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	30,000	29,457
Hub International Ltd., 5.625%, 12/01/2029 (n)	91,000	81,434
Ryan Specialty Group, 4.375%, 2/01/2030 (n)(p)	33,000	29,741
		$202,907
Machinery & Tools – 0.2%
Terex Corp., 5%, 5/15/2029 (n)	$75,000	$70,031
Medical & Health Technology & Services – 3.1%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$80,000	$75,407
Catalent, Inc., 3.125%, 2/15/2029 (n)	137,000	113,332
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	120,000	106,882
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	32,987
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	85,000	51,097
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	45,000	36,311
DaVita, Inc., 4.625%, 6/01/2030 (n)	65,000	54,763
Encompass Health Corp., 5.75%, 9/15/2025	10,000	9,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 4.75%, 2/01/2030	$45,000	$41,250
Encompass Health Corp., 4.625%, 4/01/2031	10,000	8,802
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	194,082
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	25,000	21,875
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	45,000	39,457
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	94,000	76,023
Tenet Healthcare Corp., 6.125%, 10/01/2028	106,000	99,118
Tenet Healthcare Corp., 4.375%, 1/15/2030	19,000	16,890
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	33,000	32,033
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	50,000	45,230
		$1,055,464
Medical Equipment – 0.5%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$60,000	$64,200
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	35,000	29,305
Teleflex, Inc., 4.625%, 11/15/2027	75,000	71,604
		$165,109
Metals & Mining – 2.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$68,000	$66,036
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	69,000	55,559
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	63,417
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	40,000	36,656
Ero Copper Corp., 6.5%, 2/15/2030 (n)	40,000	34,066
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	105,000	92,400
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	72,000	61,364
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	52,000	47,476
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	61,000	51,582
Novelis Corp., 3.25%, 11/15/2026 (n)	14,000	12,674
Novelis Corp., 4.75%, 1/30/2030 (n)	65,000	58,825
Novelis Corp., 3.875%, 8/15/2031 (n)	59,000	49,796
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	30,092	29,189
TMS International Corp., 6.25%, 4/15/2029 (n)	10,000	7,511
		$666,551
Midstream – 2.8%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$42,000	$39,401
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	44,000	38,610
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	84,000	73,477
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	6,000	5,907
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	5,000	4,910
EQM Midstream Partners LP, 5.5%, 7/15/2028	108,000	99,630
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	70,000	61,394
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	20,000	19,744
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	50,000	50,813
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	100,000	95,000
Peru LNG, 5.375%, 3/22/2030	200,000	165,848
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	85,000	78,275
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	70,000	71,889
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	75,000	66,750
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	50,000	44,328
Venture Global Calcasieu Pass LLC , 6.25%, 1/15/2030 (n)	16,000	16,300
		$932,276
Network & Telecom – 0.6%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$187,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.7%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$171,300	$163,420
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	45,000	43,763
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	44,000	44,000
		$251,183
Oils – 0.3%
Parkland Corp., 4.625%, 5/01/2030 (n)	$100,000	$85,960
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	35,000	33,000
		$118,960
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$60,000	$52,851
NCR Corp., 5.125%, 4/15/2029 (n)	48,000	41,811
		$94,662
Pharmaceuticals – 0.7%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$35,000	$34,869
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	37,000	28,949
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	6,000	3,745
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	180,890
		$248,453
Pollution Control – 0.5%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$20,000	$19,287
GFL Environmental, Inc., 4%, 8/01/2028 (n)	55,000	48,826
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	18,051
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	22,171
Stericycle, Inc., 3.875%, 1/15/2029 (n)	61,000	54,123
		$162,458
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$60,000	$47,418
Taseko Mines Ltd., 7%, 2/15/2026 (n)	45,000	42,637
		$90,055
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$104,144
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027	$74,000	$62,555
Real Estate - Other – 0.2%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$65,000	$57,687
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$55,000	$45,650
Retailers – 0.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$70,000	$61,771
Bath & Body Works, Inc., 5.25%, 2/01/2028	120,000	113,269
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	63,000	52,337
		$227,377
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$35,000	$33,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$59,000	$51,888
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	35,000	29,187
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	40,000	30,400
Penske Automotive Group Co., 3.75%, 6/15/2029	69,000	58,349
		$169,824
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$61,000	$57,831
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	43,125
		$100,956
Telecommunications - Wireless – 1.8%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$134,942
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	200,000	169,300
SBA Communications Corp., 3.875%, 2/15/2027	55,000	50,794
SBA Communications Corp., 3.125%, 2/01/2029	95,000	80,482
Sprint Capital Corp., 6.875%, 11/15/2028	95,000	101,635
Sprint Corp., 7.625%, 3/01/2026	61,000	64,518
		$601,671
Tobacco – 0.1%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$35,000	$30,520
Utilities - Electric Power – 3.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$186,742
Calpine Corp., 4.5%, 2/15/2028 (n)	73,000	67,362
Calpine Corp., 5.125%, 3/15/2028 (n)	75,000	67,906
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	40,000	37,728
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	121,000	102,224
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	191,000	170,574
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	190,913
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	192,150
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,000	5,860
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	9,325
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	50,000	47,061
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	50,000	47,375
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	95,000	89,236
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	25,000	22,500
		$1,236,956
Total Bonds		$17,871,526
Common Stocks – 42.6%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	2,191	$456,780
Northrop Grumman Corp.	1,249	559,602
		$1,016,382
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	477	$362,143
Citigroup, Inc.	6,373	332,798
NASDAQ, Inc.	7,652	460,574
		$1,155,515
Business Services – 2.6%
Accenture PLC, “A”	1,026	$286,305
Equifax, Inc. (f)	2,610	579,942
		$866,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.7%
Comcast Corp., “A”	14,612	$574,982
Intelsat Emergence S.A. (a)	705	16,215
		$591,197
Construction – 1.3%
ICA Tenedora, S.A. de C.V. (a)(u)	10,542	$9,517
Sherwin-Williams Co.	1,839	435,089
		$444,606
Electronics – 2.0%
Texas Instruments, Inc.	3,848	$681,904
Energy - Independent – 1.7%
Pioneer Natural Resources Co.	2,434	$560,672
Food & Beverages – 1.5%
Nestle S.A., ADR	4,165	$509,026
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	2,639	$459,661
Health Maintenance Organizations – 2.1%
Cigna Corp.	2,216	$701,741
Insurance – 6.0%
Aon PLC	2,054	$654,569
Marsh & McLennan Cos., Inc.	3,445	602,565
Progressive Corp.	5,513	751,697
		$2,008,831
Machinery & Tools – 1.1%
Illinois Tool Works, Inc.	1,581	$373,179
Major Banks – 3.7%
JPMorgan Chase & Co.	4,448	$622,542
Morgan Stanley	6,441	626,903
		$1,249,445
Medical Equipment – 1.6%
Thermo Fisher Scientific, Inc.	940	$536,110
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$20,103
Other Banks & Diversified Financials – 1.7%
American Express Co.	3,226	$564,324
Pharmaceuticals – 1.7%
Johnson & Johnson	3,609	$589,783
Specialty Stores – 1.3%
Lowe's Cos., Inc.	2,176	$453,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 4.7%
Dominion Energy, Inc.	8,961	$570,278
Duke Energy Corp.	5,082	520,651
Southern Co.	7,171	485,333
		$1,576,262
Total Common Stocks		$14,358,140
Exchange-Traded Funds – 1.2%
Fixed Income ETFs – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$396,916
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	73	$420
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	73	274
Total Contingent Value Rights		$694
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.29% (v)	911,319	$911,410

Other Assets, Less Liabilities – 0.5%		173,657
Net Assets – 100.0%		$33,712,343
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $911,410 and $32,627,276, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,902,872, representing 44.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 1/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	84,178	EUR	77,514	Brown Brothers Harriman	4/21/2023	$(500)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	4	$458,063	March – 2023	$(5,830)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	1	$129,875	March – 2023	$3,356
At January 31, 2023, the fund had liquid securities with an aggregate value of $7,555 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,200,195	$—	$20,103	$14,220,298
Switzerland	509,026	—	—	509,026
Luxembourg	—	16,909	—	16,909
Mexico	—	—	9,517	9,517
Non - U.S. Sovereign Debt	—	205,959	—	205,959
U.S. Corporate Bonds	—	13,476,786	—	13,476,786
Foreign Bonds	—	4,188,781	—	4,188,781
Mutual Funds	911,410	—	—	911,410
Total	$15,620,631	$17,888,435	$29,620	$33,538,686
Other Financial Instruments
Futures Contracts – Assets	$(5,830)	$—	$—	$(5,830)
Futures Contracts – Liabilities	3,356	—	—	3,356
Forward Foreign Currency Exchange Contracts – Liabilities	—	(500)	—	(500)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity
Securities
Balance as of 10/31/22	$33,721
Change in unrealized appreciation or depreciation	(4,102)
Balance as of 1/31/23	$29,620
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2023 is $(4,102). At January 31, 2023, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$728,206	$1,437,302	$1,254,166	$(6)	$74	$911,410
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,923	$—